Property and equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property and equipment, net	$ 15,558,716	$ 22,159,470
Accumulated depreciation	(5,241,191)	(2,932,187)
Carrying amount	20,799,907	25,091,657
Leasehold improvements [Member]
Accumulated depreciation	(3,343,755)	(1,724,692)
Carrying amount	16,412,209	13,726,734
Production equipment [Member]
Accumulated depreciation	(1,064,412)	(671,688)
Carrying amount	2,232,687	2,500,473
Building [Member]
Accumulated depreciation	0	(81,866)
Carrying amount	0	6,549,489
Furniture and Fixtures [Member]
Accumulated depreciation	(319,085)	(196,124)
Carrying amount	814,631	858,859
Vehicles [Member]
Accumulated depreciation	(87,152)	(51,573)
Carrying amount	333,325	425,886
Office Equipment [Member]
Accumulated depreciation	(426,787)	(206,244)
Carrying amount	$ 1,007,055	$ 1,030,216